LOSS PER ORDINARY SHARE - Excluded from the computation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive securities excluded from computation of earnings per share
Total	135,477,699	425,973,367	366,550,884
Share options/restricted shares
Antidilutive securities excluded from computation of earnings per share
Total	41,499,862	17,193,534	17,463,207
Convertible bonds payable
Antidilutive securities excluded from computation of earnings per share
Total	93,977,837	59,692,156
Redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Total		349,087,677	349,087,677